Convertible Notes Payable (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivative discounts	$ 30,010	$ 149,456
Interest Expense [Member]
Derivative discounts	221,515	571,183
Original issue discounts		23,750
Loan origination costs		57,500
Total debt discounts	$ 221,515	$ 652,433